Goodwill - Summary of Goodwill Allocated to Segments (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	£ 6,811	£ 7,046	£ 10,552
Commercial Operations
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	5,951	6,148
Research and development
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	£ 860	£ 898